Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Summary of Accrued Expenses

Accrued expenses consist of the following:

	September 30, 2014	December 31, 2013
Clinical trial and related costs	$703,731	$18,944
Professional and consulting fees	220,374	567,500
Payroll and related costs	280,394	3,088
Other	31,672	—

	$1,236,171	$589,532

Accrued expenses consist of the following:

	December 31,
	2012	2013
Clinical trial and related costs	$11,216	$18,944
Professional and consulting fees	87,998	567,500
Payroll and related costs	2,815	3,088

	$102,029	$589,532